CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - Treasury Shares [Member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Shares issued (in shares)	13,600,780	0
Par value (in pesos per share)	$ 1
Percentage of share capital	1.71%
Acquisition cost	$ 1,420,926